Financial Instruments - Schedule of Indebtedness Index for the Reporting Period (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Indebtedness Index for the Reporting Period [Abstract]
Total assets	[1]	$ 411,693	$ 472,499
Total liabilities	[2]	$ 463,780	$ 473,235
Liabilities to assets ratio		0.89%	1.00%

[1]	Defined as short-term assets plus long-term assets
[2]	Defined as short-term liabilities plus long-term liabilities